SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION
SEGMENT INFORMATION

18. SEGMENT INFORMATION

        The Company uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker for making decisions, allocating resources and assessing performance. The Group's chief operating decision maker ("CODM") has been identified as the Chief Executive Officer of the Company, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Company.

        The Company operates its business in two principal reportable business segments, i.e., module segment and project segment. The module segment primarily involves design, development, manufacture and sales of solar power products and solar system kits to third parties. The project segment involves solar power project development, EPC services and O&M services. Prior year information has been recast to be consistent with the current segment presentation. The Company's CODM reviews net revenue and gross profit and does not review balance sheet information by segment.

        The following table summarizes the Company's revenues and gross profit generated from each segment:

	Years Ended December 31, 2013
	Module Segment	Project Segment	Total
	$	$	$
Net revenues	1,331,428,929	322,927,135	1,654,356,064
Cost of revenues	1,152,320,216	226,340,877	1,378,661,093

Gross profit	179,108,713	96,586,258	275,694,971

	Years Ended December 31, 2012
	Module Segment	Project Segment	Total
	$	$	$
Net revenues	1,238,590,548	56,238,865	1,294,829,413
Cost of revenues	1,164,839,667	39,628,316	1,204,467,983

Gross profit	73,750,881	16,610,549	90,361,430

	Years Ended December 31, 2011
	Module Segment	Project Segment	Total
	$	$	$
Net revenues	1,787,929,364	110,992,742	1,898,922,106
Cost of revenues	1,623,402,007	93,238,485	1,716,640,492

Gross profit	164,527,357	17,754,257	182,281,614

        The following table summarizes the Company's net revenues generated from different geographic locations. The information presented below is based on the location of customer's headquarters:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Europe:
—Germany	795,265,303	422,038,906	72,186,472
—Spain	203,266,238	71,982,482	16,135,229
—Czech	8,421,667	8,059,076	1,681,169
—Italy	126,607,507	26,275,635	2,495,061
—Britain	20,341,272	28,266,410	32,901,446
—Others	79,298,703	99,837,219	54,937,272

Europe Total	1,233,200,690	656,459,728	180,336,649
The Americas:
—United States	192,380,838	254,096,258	215,262,233
—Canada	142,537,868	86,327,618	371,840,958
—Others	—	1,828,736	1,175,485

The Americas Total	334,918,706	342,252,612	588,278,676
Asia and other regions:
—PRC	128,856,693	89,120,632	199,663,742
—India	59,809,538	22,523,243	68,731,110
—Japan	97,550,677	120,248,386	483,787,914
—Others	44,585,802	64,224,812	133,557,973

Asia Total	330,802,710	296,117,073	885,740,739
Total net revenues	1,898,922,106	1,294,829,413	1,654,356,064

        The following table summarizes the Company's long-lived assets, including property, plant and equipment and project assets at December 31, 2012 and 2013 by geographic region, based on the physical location of the assets:

	At December 31, 2012	At December 31, 2013
	$	$
PRC	419,473,243	441,711,646
Canada	258,515,880	115,404,304
Others	10,364,104	11,324,825

Total long-lived assets	688,353,227	568,440,775

        The following table summarizes the Company's revenues generated from each product or service:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Solar power products	1,683,121,020	1,132,767,404	1,143,246,845
Solar system kits	95,787,118	92,624,999	149,767,825
Solar power projects	—	55,050,856	292,024,142
EPC services	110,992,742	658,927	29,878,653
O&M services	—	529,082	1,024,340
Others	9,021,226	13,198,145	38,414,259

Total net revenues	1,898,922,106	1,294,829,413	1,654,356,064